Retirement Benefits - Additional Information (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, expected past service cost amortization for the next fiscal year	₨ 1,636,600
Minimum
Defined Benefit Plan Disclosure [Line Items]
Average Remaining Service Period For Past Service Cost	1 year	1 year
Maximum
Defined Benefit Plan Disclosure [Line Items]
Average Remaining Service Period For Past Service Cost	13 years	13 years
Superannuation
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	13.00%	13.00%
Defined contribution plan, employer contribution recognized as an expense	₨ 4,099,400		₨ 3,576,800	₨ 3,106,600
Superannuation | Managing Director, Executive Directors and for certain employees of CBoP
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	15.00%	15.00%
Provident Fund
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer annual contribution as a percentage of eligible annual salary	12.00%	12.00%
Defined contribution plan, employer contribution recognized as an expense	₨ 13,136,600		12,569,000	11,683,900
Defined contribution plan - contribution to Pension Scheme administered by Regional Provident Fund Commissioner, percentage considered - lower of the percentage of employees eligible salary or fixed amount	8.33%	8.33%
Provident Fund | Maximum
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	₨ 15
National Pension Scheme [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution recognized as an expense	₨ 654,600		310,000	₨ 161,600
Gratuity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, number of days of eligible salary payable for each completed year of service	15 days	15 days
Defined benefit plan, expected contribution to the plan for the next fiscal year	₨ 12,393,800
Defined benefit plan, accumulated benefit obligation	24,373,100		15,065,600
Employer contributions	1,988,400	$ 21.2	1,010,200
Gratuity | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	₨ 22,108,900		13,143,100
Pension
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, vesting period	15 years	15 years
Defined benefit plan, expected contribution to the plan for the next fiscal year			123,400
Defined benefit plan, accumulated benefit obligation	₨ 829,500		833,900
Employer contributions	₨ 145,300	$ 1.5	99,900
Defined benefit plan minimum service period needed for annuity offer	15 years	15 years
Pension | Centurion Bank of Punjab Limited
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, employer contribution as a percentage of basic salary	10.00%	10.00%
Pension | Centurion Bank of Punjab Limited | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation	10 years	10 years
Pension | Centurion Bank of Punjab Limited | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, Service period of employees for whom contribution made stand frozen and will be converted into an annuity on separation	15 years	15 years
Pension | Vested accumulated benefit obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	₨ 539,900		₨ 545,700